Leases - Summary of Other Supplemental Information for Operating Leases (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Lessee Disclosure [Abstract]
Cash paid for amounts included in the measurement of our lease obligations	$ 2,105
Right-of-use assets obtained in exchange for lease obligations	44,959
Right-of-use assets recognized upon adoption of the leasing standard	$ 35,817
Weighted-average remaining lease term	8 years 1 month 6 days
Weighted-average discount rate	5.00%